Warrants and Options	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Warrants and Options

Note 14 - Warrants and Options

Convertible Note Warrants: During the nine-months ended September 30, 2022, the Company issued 1,460,000 warrants with an exercise price of $2.79 and five year terms in connection with two convertible promissory notes, and during 2021 in connection with the issuance of three convertible promissory notes, the Company issued 525,000 warrants with an exercise price of $6.00 and five-year term (see Note 10).

	Relative	Term	Exercise	Market Price on Grant	Volatility	Risk-free
Reporting Date	Fair Value	(Years)	Price	Date	Percentage	Rate
5/5/2020-5/19/21	$1,888,495	5	$6.00	$4.26	299%	0.0080
04/20/22	$706,977	5	$2.79	$1.11	281%	0.0287

Public Offering Warrants: In connections with the Company’s public offering (see Note 13), the Company issued 11,607,142 warrants to the purchasers of the common stock, exercisable immediately at an exercise price of $2.79 and 442,650 warrants to the underwriter immediately exercisable at $3.50.

	Relative	Term	Exercise	Market Price on Grant	Volatility	Risk-free
Reporting Date	Fair Value	(Years)	Price	Date	Percentage	Rate
7/26/2021	$20,921,265	5	$2.79	$2.03	331%	0.0033
7/26/2021	786,395	5	$3.50	$2.03	331%	0.0033

The following tables summarize all warrants outstanding as of September 30, 2022 and December 31, 2021, and the related changes during the period.

Exercise price is the weighted average for the respective warrants and end of period.

	Number of	Exercise
	Warrants	Price
Stock Warrants
Balance at December 31, 2020	1,123,333	$8.30
Warrants issued in connection with Convertible Notes (see note 10)	525,000	6.00
Warrants issued in connection with the Public offering (see note 13)	12,049,792	2.82
Balance at December 31, 2021	13,698,125	$3.24
Warrants issued in connection with Convertible Notes (see note 10)	1,460,000	2.79
Balance at September 30, 2022	15,158,125	$3.04

Warrants Exercisable at September 30, 2022 and December 31, 2021	13,698,125	$3.04

Options

During the nine-months ended September 30, 2022 the Company entered into an Investor Relations Consulting Agreement under the terms of which the Company issued 300,000 two-year options with an exercise price of $1.00.

During the year ended December 31, 2021, the Company issued a total of 4,383,950 options with an exercise price between $0.25 and $5.59 each with a three-year term to its Officers and Directors.

The fair value of these warrants was measured using the Black-Scholes valuation model at the grant date. The table below sets forth the assumptions for Black-Scholes valuation model on the respective reporting date.

				Market
	Number			Price on
	of	Term	Exercise	Grant	Volatility	Fair
Reporting Date	Options	(Years)	Price	Date	Percentage	Value
1/01/21 – 6/30/21	306,730	3	$ 0.25 - 5.59	$ 3.78 - 5.59	148% - 209%	$1,244,179
7/1/21-9/30/21	777,220	5	$1.77	$1.58	127%	$816,158
10/01/21 – 12/31/21	3,300,000	3	$1.30	$1.30	129%	$2,983,393
01/01/22	300,000	2	$1.00	$0.80	126%	$142,169

During the nine-months ended September 30, 2022, the Company cancelled a total of 211,000 options to management and reallocated these to cover shares of the Company’s stock to be issued under the Company’s Incentive Stock Plan.

During the nine-months ended September 30, 2022, the Company recognized $142,169 as compensation expense. The Company recognized $5,046,982 as compensation expense in the financial statements for the year ended December 31, 2021. At September 30, 2022 and December 31, 2021, the Company had 4,975,619 and 4,675,610 options outstanding, respectively.

Note 13 - Warrants and Options

Warrants

In connection with the sales of subscription shares of common stock, discussed in Note 10 above, the Company granted the subscribers a total of 1,158,000 warrants to purchase up to 1,158,000 shares of common stock at an exercise price of $0.50 per share, with a term of two years. During 2020, all of these warrants were exercised.

The fair value of these warrants was measured using the Black-Scholes valuation model at the grant date. The table below sets forth the assumptions for Black-Scholes valuation model on the respective reporting date. The market price was valued based upon the last price paid by a third party for shares of our common stock.

				Market
				Price
Reporting	Relative	Term	Exercise	on Grant	Volatility	Risk-free
Date	Fair Value	(Years)	Price	Date	Percentage	Rate
11/26/2018	$108,163	2	$0.50	$0.25	717%	0.0286
2/18/2019	$30,000	2	$0.50	$0.25	717%	0.0227
4/3/2019	$20,000	2	$0.50	$0.25	717%	0.0233

IPO Warrants: In connection with the sales of shares of common stock under the Company’s Initial Public Offering (“IPO”) and S-1 Registration Statement (see Note 10, Initial Public Offering), the Company issued a total of 1,073,333 warrants consisting of 933,333 warrants issued to the purchasers of the IPO Units and 140,000 warrants issued to the Underwriters of the IPO. These warrants have an exercise price of $8.50 per share, with a term of five years.

The fair value of these warrants was measured using the Black-Scholes valuation model at the grant date. The table below sets forth the assumptions for Black-Scholes valuation model on the respective reporting date. The market price was valued based upon the Nasdaq closing price for shares of the Company’s common stock on the date of issuance.

				Market
				Price
Reporting	Relative	Term	Exercise	on Grant	Volatility	Risk-free
Date	Fair Value	(Years)	Price	Date	Percentage	Rate
11/03/2020	$3,905,739	5	$8.50	$4.90	256%	0.039

Endorsement Warrants: In connection with the execution of an Endorsement Agreement with Tee-2-Green, the Company issued 50,000 warrants with an exercise price of $3.90 and a term of five (5) years.

The fair value of these warrants was measured using the Black-Scholes valuation model at the grant date. The table below sets forth the assumptions for Black-Scholes valuation model on the respective reporting date. The market price was valued based upon the Nasdaq closing price for shares of the Company’s common stock on the date of issuance.

				Market
				Price
Reporting	Relative	Term	Exercise	on Grant	Volatility	Risk-free
Date	Fair Value	(Years)	Price	Date	Percentage	Rate
11/10/2020	$159,489	5	$3.90	$3.94	261%	0.0041

Convertible Note Warrants: In connection with the issuance of three convertible promissory notes, the Company issued 525,000 warrants with an exercise price of $6.00 and five-year term (see Note 7).

				Market
				Price
Reporting	Relative	Term	Exercise	on Grant	Volatility	Risk-free
Date	Fair Value	(Years)	Price	Date	Percentage	Rate
5/5/2020-5/19/21	$1,888,495	5	$6.00	$4.26	299%	0.0080

Public Offering Warrants: In connections with the Company’s public offering (see Note 10), the Company issued 11,607,142 warrants to the purchasers of the common stock, exercisable immediately at an exercise price of $2.79 and 442,650 warrants to the underwriter immediately exercisable at $3.50.

				Market
				Price
Reporting	Relative	Term	Exercise	on Grant	Volatility	Risk-free
Date	Fair Value	(Years)	Price	Date	Percentage	Rate
7/26/2020	$20,921,265	5	$2.79	$2.03	331%	0.0033
7/26/2020	786,395	5	$3.50	$2.03	331%	0.0033

The following tables summarize all warrants outstanding as of December 31, 2021 and 2020, and the related changes during the period.

Exercise price is the weighted average for the respective warrants and end of period.

	Number of	Exercise
	Warrants	Price
Stock Warrants
Balance at December 31, 2019	1,158,000	$0.50
Warrants issued in connection with the IPO	1,073,333	8.50
Exercised	(1,158,000)	0.50
Warrants issued in Endorsement Agreement	50,000	3.90
Balance at December 31, 2020	1,123,333	$8.30
Warrants issued in connection with Convertible Notes (see note 7)	525,000	6.00
Warrants issued in connection with the Public offering	12,049,792	2.82
Balance at December 31, 2021	13,698,125	$3.24

Warrants Exercisable at December 31, 2021	13,698,125	$3.24

Options

During 2020, certain Directors and a consultant were granted stock options to purchase a total of 211,330 additional shares of the Company’s common stock. The options have a three-year term with an exercise price between $0.25 and $4.49.

During the year ended December 31, 2021, the Company issued a total of 4,383,950 options with an exercise price between $0.25 and $5.59 each with a three-year term to its Officers and Directors.

The fair value of these warrants was measured using the Black-Scholes valuation model at the grant date. The table below sets forth the assumptions for Black-Scholes valuation model on the respective reporting date.

				Market
	Number			Price on
Reporting	of	Term	Exercise	Grant	Volatility	Fair
Date	Options	(Years)	Price	Date	Percentage	Value
2/25/20 – 11/18/20	211,330	3	$0.25 - 4.49	$1.00 – 4.49	169% - 209%	$251,526
1/01/21 – 6/30/21	306,730	3	$0.25 - 5.59	$3.78 - 5.59	148% - 209%	$1,244,179
7/1/21-9/30/21	777,220	5	$1.77	$1.58	127%	$816,158
10/01/21 – 12/31/21	3,300,000	3	$1.30	$1.30	129%	$2,983,393

The Company recognized $5,046,982 and $251,526 as compensation expense in the financial statements for the years ended December 31, 2021 and 2020. At December 31, 2021, the Company had 4,675,610 options outstanding.